Note 11 - Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities [Table Text Block]
	2014	2013
(Dollar amounts in thousands)
Accrued interest payable	$315	$364
Supplemental Executive Retirement Plan	828	727
Accrued salary expense	609	580
Other	368	692

Total	$2,120	$2,363